Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Goldman Sachs Trust II
Prospectus Date	rr_ProspectusDate	Dec. 07, 2016
Document Creation Date	dei_DocumentCreationDate	Nov. 18, 2016